Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000144085 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144085 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144085 | Copper
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144085 | Mexican Peso/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144085 | Gold
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144085 | Australian Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144085 | South African Rand/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144085 | Swedish Krona/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144085 | South Korean Won/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144085 | Australian Dollar/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144085 | Currencies
Holdings [Line Items]
Percent of Total Investments	33.90%
C000144085 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.10%
C000144085 | Stocks
Holdings [Line Items]
Percent of Total Investments	25.50%
C000144085 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	13.50%
C000144085 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144085 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144085 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144085 | FR_TSR_Top10_Aluminium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144085 | FR_TSR_Top10_CRUDE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144085 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144085 | FR_TSR_Top10_PESO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144085 | FR_TSR_Top10_ZAR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144085 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144085 | FR_TSR_Top10_WON
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144085 | FR_TSR_Top10_MSCIEAFE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144085 | FR_TSR_Top10_FTSE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144085 | FR_TSR_Top10_FTSEITALIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144085 | FR_TSR_Top10_EUROSTOXX
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144085 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144085 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144085 | FR_TSR_Top10_JPNBOND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144085 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144085 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144085 | FR_TSR_Top10_EUROBUXL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144086 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144086 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144086 | Copper
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144086 | Mexican Peso/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144086 | Gold
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144086 | Australian Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144086 | South African Rand/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144086 | Swedish Krona/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144086 | South Korean Won/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144086 | Australian Dollar/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144086 | Currencies
Holdings [Line Items]
Percent of Total Investments	33.90%
C000144086 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.10%
C000144086 | Stocks
Holdings [Line Items]
Percent of Total Investments	25.50%
C000144086 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	13.50%
C000144086 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144086 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144086 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144086 | FR_TSR_Top10_Aluminium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144086 | FR_TSR_Top10_CRUDE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144086 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144086 | FR_TSR_Top10_PESO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144086 | FR_TSR_Top10_ZAR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144086 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144086 | FR_TSR_Top10_WON
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144086 | FR_TSR_Top10_MSCIEAFE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144086 | FR_TSR_Top10_FTSE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144086 | FR_TSR_Top10_FTSEITALIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144086 | FR_TSR_Top10_EUROSTOXX
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144086 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144086 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144086 | FR_TSR_Top10_JPNBOND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144086 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144086 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144086 | FR_TSR_Top10_EUROBUXL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144089 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144089 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144089 | Copper
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144089 | Mexican Peso/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144089 | Gold
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144089 | Australian Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144089 | South African Rand/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144089 | Swedish Krona/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144089 | South Korean Won/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144089 | Australian Dollar/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144089 | Currencies
Holdings [Line Items]
Percent of Total Investments	33.90%
C000144089 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.10%
C000144089 | Stocks
Holdings [Line Items]
Percent of Total Investments	25.50%
C000144089 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	13.50%
C000144089 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144089 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144089 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144089 | FR_TSR_Top10_Aluminium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144089 | FR_TSR_Top10_CRUDE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144089 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144089 | FR_TSR_Top10_PESO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144089 | FR_TSR_Top10_ZAR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144089 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144089 | FR_TSR_Top10_WON
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144089 | FR_TSR_Top10_MSCIEAFE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144089 | FR_TSR_Top10_FTSE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144089 | FR_TSR_Top10_FTSEITALIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144089 | FR_TSR_Top10_EUROSTOXX
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144089 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144089 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144089 | FR_TSR_Top10_JPNBOND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144089 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144089 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144089 | FR_TSR_Top10_EUROBUXL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144088 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144088 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144088 | Copper
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144088 | Mexican Peso/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144088 | Gold
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144088 | Australian Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144088 | South African Rand/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144088 | Swedish Krona/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144088 | South Korean Won/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144088 | Australian Dollar/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144088 | Currencies
Holdings [Line Items]
Percent of Total Investments	33.90%
C000144088 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.10%
C000144088 | Stocks
Holdings [Line Items]
Percent of Total Investments	25.50%
C000144088 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	13.50%
C000144088 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144088 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144088 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144088 | FR_TSR_Top10_Aluminium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144088 | FR_TSR_Top10_CRUDE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144088 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144088 | FR_TSR_Top10_PESO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144088 | FR_TSR_Top10_ZAR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144088 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144088 | FR_TSR_Top10_WON
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144088 | FR_TSR_Top10_MSCIEAFE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144088 | FR_TSR_Top10_FTSE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144088 | FR_TSR_Top10_FTSEITALIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144088 | FR_TSR_Top10_EUROSTOXX
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144088 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144088 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144088 | FR_TSR_Top10_JPNBOND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144088 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144088 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144088 | FR_TSR_Top10_EUROBUXL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144087 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144087 | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144087 | Copper
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144087 | Mexican Peso/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144087 | Gold
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144087 | Australian Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144087 | South African Rand/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144087 | Swedish Krona/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144087 | South Korean Won/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144087 | Australian Dollar/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144087 | Currencies
Holdings [Line Items]
Percent of Total Investments	33.90%
C000144087 | Commodities
Holdings [Line Items]
Percent of Total Investments	27.10%
C000144087 | Stocks
Holdings [Line Items]
Percent of Total Investments	25.50%
C000144087 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	13.50%
C000144087 | FR_TSR_Top10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144087 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000144087 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144087 | FR_TSR_Top10_Aluminium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144087 | FR_TSR_Top10_CRUDE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144087 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144087 | FR_TSR_Top10_PESO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144087 | FR_TSR_Top10_ZAR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144087 | FR_TSR_Top10_KRONA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144087 | FR_TSR_Top10_WON
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144087 | FR_TSR_Top10_MSCIEAFE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144087 | FR_TSR_Top10_FTSE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144087 | FR_TSR_Top10_FTSEITALIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144087 | FR_TSR_Top10_EUROSTOXX
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144087 | FR_TSR_Top10_TOKYO
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144087 | FR_TSR_Top10_AUSTRALBND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144087 | FR_TSR_Top10_JPNBOND
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144087 | FR_TSR_Top10_EURIBOR
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144087 | FR_TSR_Top10_3MSONIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144087 | FR_TSR_Top10_EUROBUXL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213183 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000213183 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000213183 | US Inflation-Indexed Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000213183 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000213183 | Inflation-Linked Gilts
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213183 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213183 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213183 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213183 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213183 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213183 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Percent of Total Investments	45.00%
C000213183 | Bonds and Rates
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Total Investments	22.00%
C000213183 | Credit
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Percent of Total Investments	3.30%
C000213183 | Inflation
Holdings [Line Items]
Percent of Net Asset Value	106.60%
Percent of Total Investments	29.60%
C000213183 | Standard Deviation
Holdings [Line Items]
Percent of Total Investments	9.66%
C000213183 | Sharpe Ratio
Holdings [Line Items]
Percent of Total Investments	0.45%
C000213182 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000213182 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000213182 | US Inflation-Indexed Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000213182 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000213182 | Inflation-Linked Gilts
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213182 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213182 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213182 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000213182 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213182 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000213182 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Percent of Total Investments	45.00%
C000213182 | Bonds and Rates
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Total Investments	22.00%
C000213182 | Credit
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Percent of Total Investments	3.30%
C000213182 | Inflation
Holdings [Line Items]
Percent of Net Asset Value	106.60%
Percent of Total Investments	29.60%
C000213182 | Standard Deviation
Holdings [Line Items]
Percent of Total Investments	9.66%
C000213182 | Sharpe Ratio
Holdings [Line Items]
Percent of Total Investments	0.45%
C000207202 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000207202 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000207202 | US Inflation-Indexed Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000207202 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000207202 | Inflation-Linked Gilts
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000207202 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000207202 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000207202 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000207202 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207202 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207202 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Percent of Total Investments	45.00%
C000207202 | Bonds and Rates
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Total Investments	22.00%
C000207202 | Credit
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Percent of Total Investments	3.30%
C000207202 | Inflation
Holdings [Line Items]
Percent of Net Asset Value	106.60%
Percent of Total Investments	29.60%
C000207202 | Standard Deviation
Holdings [Line Items]
Percent of Total Investments	9.66%
C000207202 | Sharpe Ratio
Holdings [Line Items]
Percent of Total Investments	0.45%
C000207200 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000207200 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000207200 | US Inflation-Indexed Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000207200 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000207200 | Inflation-Linked Gilts
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000207200 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000207200 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000207200 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000207200 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207200 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207200 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Percent of Total Investments	45.00%
C000207200 | Bonds and Rates
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Total Investments	22.00%
C000207200 | Credit
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Percent of Total Investments	3.30%
C000207200 | Inflation
Holdings [Line Items]
Percent of Net Asset Value	106.60%
Percent of Total Investments	29.60%
C000207200 | Standard Deviation
Holdings [Line Items]
Percent of Total Investments	9.66%
C000207200 | Sharpe Ratio
Holdings [Line Items]
Percent of Total Investments	0.45%
C000207201 | BBG Commodity ex-Agriculturals Index
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000207201 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000207201 | US Inflation-Indexed Treasuries
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000207201 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000207201 | Inflation-Linked Gilts
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000207201 | Gilts
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000207201 | Tokyo Stock Exchange Index
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000207201 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000207201 | Nikkei
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207201 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207201 | Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Percent of Total Investments	45.00%
C000207201 | Bonds and Rates
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Percent of Total Investments	22.00%
C000207201 | Credit
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Percent of Total Investments	3.30%
C000207201 | Inflation
Holdings [Line Items]
Percent of Net Asset Value	106.60%
Percent of Total Investments	29.60%
C000207201 | Standard Deviation
Holdings [Line Items]
Percent of Total Investments	9.66%
C000207201 | Sharpe Ratio
Holdings [Line Items]
Percent of Total Investments	0.45%
C000162332 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.90%
C000162332 | NVIDIA Corp.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162332 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000162332 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162332 | Amazon.com, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162332 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000162332 | Meta Platforms, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162332 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000162332 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162332 | Applied Materials, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000162332 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162332 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162332 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162332 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000162332 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162332 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000162332 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000162332 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000162332 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000162332 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000162332 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000162333 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.90%
C000162333 | NVIDIA Corp.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162333 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000162333 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162333 | Amazon.com, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162333 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000162333 | Meta Platforms, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162333 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000162333 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162333 | Applied Materials, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000162333 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162333 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162333 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162333 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000162333 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162333 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000162333 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000162333 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000162333 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000162333 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000162333 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000162335 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.90%
C000162335 | NVIDIA Corp.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162335 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000162335 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162335 | Amazon.com, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162335 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000162335 | Meta Platforms, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162335 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000162335 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162335 | Applied Materials, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000162335 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162335 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162335 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162335 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000162335 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162335 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000162335 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000162335 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000162335 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000162335 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000162335 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000162334 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.90%
C000162334 | NVIDIA Corp.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162334 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000162334 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162334 | Amazon.com, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162334 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000162334 | Meta Platforms, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162334 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000162334 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162334 | Applied Materials, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000162334 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162334 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162334 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162334 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000162334 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162334 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000162334 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000162334 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000162334 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000162334 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000162334 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000202403 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.90%
C000202403 | NVIDIA Corp.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202403 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000202403 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202403 | Amazon.com, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000202403 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000202403 | Meta Platforms, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202403 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000202403 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000202403 | Applied Materials, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000202403 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202403 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202403 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202403 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202403 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000202403 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000202403 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000202403 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000202403 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000202403 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202403 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000162336 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	8.90%
C000162336 | NVIDIA Corp.__
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162336 | Apple, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000162336 | Microsoft Corp.__
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162336 | Amazon.com, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162336 | Mastercard, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.00%
C000162336 | Meta Platforms, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000162336 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000162336 | Booking Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162336 | Applied Materials, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000162336 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162336 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162336 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162336 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000162336 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162336 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000162336 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000162336 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000162336 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000162336 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000162336 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000110036 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.20%
C000110036 | Applied Materials, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110036 | Cisco Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000110036 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110036 | Capital One Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110036 | Gilead Sciences, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000110036 | Newmont Corp.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110036 | Salesforce, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110036 | Citizens Financial Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110036 | MetLife, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110036 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110036 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000110036 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000110036 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110036 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000110036 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110036 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000110036 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000110036 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110036 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110036 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000110036 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110036 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110037 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.20%
C000110037 | Applied Materials, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110037 | Cisco Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000110037 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110037 | Capital One Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110037 | Gilead Sciences, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000110037 | Newmont Corp.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110037 | Salesforce, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110037 | Citizens Financial Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110037 | MetLife, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110037 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110037 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000110037 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000110037 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110037 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000110037 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110037 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000110037 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000110037 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110037 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110037 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000110037 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110037 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110040 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.20%
C000110040 | Applied Materials, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110040 | Cisco Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000110040 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110040 | Capital One Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110040 | Gilead Sciences, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000110040 | Newmont Corp.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110040 | Salesforce, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110040 | Citizens Financial Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110040 | MetLife, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110040 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110040 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000110040 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000110040 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110040 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000110040 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110040 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000110040 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000110040 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110040 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110040 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000110040 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110040 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110038 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.20%
C000110038 | Applied Materials, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110038 | Cisco Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000110038 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110038 | Capital One Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110038 | Gilead Sciences, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000110038 | Newmont Corp.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110038 | Salesforce, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110038 | Citizens Financial Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110038 | MetLife, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110038 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110038 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000110038 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000110038 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110038 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000110038 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110038 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000110038 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000110038 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110038 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110038 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000110038 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110038 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000190448 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.20%
C000190448 | Applied Materials, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000190448 | Cisco Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000190448 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000190448 | Capital One Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000190448 | Gilead Sciences, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000190448 | Newmont Corp.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000190448 | Salesforce, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000190448 | Citizens Financial Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000190448 | MetLife, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000190448 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000190448 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000190448 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000190448 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190448 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000190448 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000190448 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000190448 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000190448 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000190448 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190448 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000190448 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190448 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110039 | Alphabet, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.20%
C000110039 | Applied Materials, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000110039 | Cisco Systems, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000110039 | Johnson & Johnson__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000110039 | Capital One Financial Corp.__
Holdings [Line Items]
Percent of Total Investments	2.70%
C000110039 | Gilead Sciences, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.50%
C000110039 | Newmont Corp.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110039 | Salesforce, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.40%
C000110039 | Citizens Financial Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110039 | MetLife, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000110039 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110039 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000110039 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000110039 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000110039 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000110039 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000110039 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000110039 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000110039 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110039 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110039 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000110039 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110039 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110032 | Vertiv Holdings Co.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110032 | Burlington Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110032 | Ross Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110032 | FirstCash Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110032 | Take-Two Interactive Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110032 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110032 | Axon Enterprise, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110032 | Five Below, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110032 | Evercore, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110032 | Guidewire Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110032 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000110032 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000110032 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000110032 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000110032 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000110032 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110032 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000110032 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110032 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110032 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000110032 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000110032 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110032 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110033 | Vertiv Holdings Co.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110033 | Burlington Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110033 | Ross Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110033 | FirstCash Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110033 | Take-Two Interactive Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110033 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110033 | Axon Enterprise, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110033 | Five Below, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110033 | Evercore, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110033 | Guidewire Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110033 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000110033 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000110033 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000110033 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000110033 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000110033 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110033 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000110033 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110033 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110033 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000110033 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000110033 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110033 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110031 | Vertiv Holdings Co.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110031 | Burlington Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110031 | Ross Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110031 | FirstCash Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110031 | Take-Two Interactive Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110031 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110031 | Axon Enterprise, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110031 | Five Below, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110031 | Evercore, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110031 | Guidewire Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110031 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000110031 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000110031 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000110031 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000110031 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000110031 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110031 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000110031 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110031 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110031 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000110031 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000110031 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110031 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110034 | Vertiv Holdings Co.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110034 | Burlington Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110034 | Ross Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110034 | FirstCash Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110034 | Take-Two Interactive Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110034 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110034 | Axon Enterprise, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110034 | Five Below, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110034 | Evercore, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110034 | Guidewire Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110034 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000110034 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000110034 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000110034 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000110034 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000110034 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110034 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000110034 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110034 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110034 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000110034 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000110034 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110034 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210485 | Vertiv Holdings Co.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210485 | Burlington Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210485 | Ross Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210485 | FirstCash Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210485 | Take-Two Interactive Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210485 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000210485 | Axon Enterprise, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000210485 | Five Below, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000210485 | Evercore, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000210485 | Guidewire Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210485 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210485 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000210485 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000210485 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000210485 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000210485 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210485 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000210485 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210485 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210485 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210485 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000210485 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210485 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110035 | Vertiv Holdings Co.__
Holdings [Line Items]
Percent of Total Investments	2.00%
C000110035 | Burlington Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110035 | Ross Stores, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110035 | FirstCash Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110035 | Take-Two Interactive Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110035 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110035 | Axon Enterprise, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110035 | Five Below, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110035 | Evercore, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110035 | Guidewire Software, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110035 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000110035 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000110035 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000110035 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000110035 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000110035 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110035 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000110035 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110035 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110035 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000110035 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000110035 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110035 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110026 | FirstCash Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110026 | Five Below, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110026 | RBC Bearings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110026 | VSE Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110026 | EZCORP, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110026 | nLight, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110026 | Ligand Pharmaceuticals, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110026 | Karman Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110026 | Palomar Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110026 | Piper Sandler Cos.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110026 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000110026 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000110026 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000110026 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000110026 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110026 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000110026 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110026 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110026 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000110026 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110026 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110026 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110027 | FirstCash Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110027 | Five Below, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110027 | RBC Bearings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110027 | VSE Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110027 | EZCORP, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110027 | nLight, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110027 | Ligand Pharmaceuticals, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110027 | Karman Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110027 | Palomar Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110027 | Piper Sandler Cos.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110027 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000110027 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000110027 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000110027 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000110027 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110027 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000110027 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110027 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110027 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000110027 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110027 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110027 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110030 | FirstCash Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110030 | Five Below, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110030 | RBC Bearings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110030 | VSE Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110030 | EZCORP, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110030 | nLight, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110030 | Ligand Pharmaceuticals, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110030 | Karman Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110030 | Palomar Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110030 | Piper Sandler Cos.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110030 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000110030 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000110030 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000110030 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000110030 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110030 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000110030 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110030 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110030 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000110030 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110030 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110030 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110028 | FirstCash Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110028 | Five Below, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110028 | RBC Bearings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110028 | VSE Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110028 | EZCORP, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110028 | nLight, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110028 | Ligand Pharmaceuticals, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110028 | Karman Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110028 | Palomar Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110028 | Piper Sandler Cos.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110028 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000110028 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000110028 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000110028 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000110028 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110028 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000110028 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110028 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110028 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000110028 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110028 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110028 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213181 | FirstCash Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000213181 | Five Below, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213181 | RBC Bearings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000213181 | VSE Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213181 | EZCORP, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000213181 | nLight, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000213181 | Ligand Pharmaceuticals, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000213181 | Karman Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000213181 | Palomar Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213181 | Piper Sandler Cos.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213181 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000213181 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000213181 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000213181 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000213181 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213181 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000213181 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000213181 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213181 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000213181 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213181 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000213181 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110029 | FirstCash Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110029 | Five Below, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110029 | RBC Bearings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000110029 | VSE Corp.__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110029 | EZCORP, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110029 | nLight, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110029 | Ligand Pharmaceuticals, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110029 | Karman Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000110029 | Palomar Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110029 | Piper Sandler Cos.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000110029 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000110029 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000110029 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000110029 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000110029 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000110029 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000110029 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000110029 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110029 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000110029 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000110029 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110029 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%